Note 6 - Long-term Bank Loans (Details Textual)		1 Months Ended	9 Months Ended
	Sep. 06, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Repayments of Debt		$ 900,000
Restricted Cash, Total			$ 4,360,859		$ 2,245,010
Interest Expense, Total			$ 2,003,077	$ 3,320,074
Minimum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts			120.00%
Maximum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts			140.00%
Corfu Navigation Ltd., Jonathan John Shipping Ltd. and Bridge Shipping Ltd. [Member] | Eurobank Ergasias S.A. [Member]
Short-term Debt, Refinanced, Amount	$ 10,100,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Debt Instrument, Face Amount	$ 10,000,000
Debt Instrument, Periodic Payment, Number of Payments	16
Debt Instrument, Periodic Payment, Total	$ 500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 2,000,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%